Fair Value (Details) - Schedule of Fair Value by Using Key Inputs - Private Warrants [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value balance at beginning of period	$ 63,178	$ 311,376
Change in fair value reported in the statements of operations	(63,178)	(248,198)
Fair value balance at end of period		$ 63,178